CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (7,493)	$ (8,659)	$ 18,569
Unrealized gains (losses) on available-for-sale securities:
Changes in unrealized gains (losses)	(530)	68	3,903
Less: reclassification adjustments for losses (gains) included in net income (loss)	(18)	(1,771)	(2,438)
Other comprehensive income (loss) before tax	(548)	(1,703)	1,465
Income tax benefits (expense) related to components of other comprehensive income (loss)	125	426	(419)
Other comprehensive income (loss), net of tax	(423)	(1,277)	1,046
Comprehensive income (loss)	$ (7,916)	$ (9,936)	$ 19,615